CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Jan. 02, 2010	$ 12	$ 11,225	$ 14,785	$ (2,256)	$ 23,766
Comprehensive income:
Net income			845		845
Minimum pension liability				(126)	(126)
Unrealized loss on cash flow hedges				(107)	(107)
Total comprehensive income					612
Exercise of stock options		19			19
Stock option compensation expense		446			446
Balances at Jan. 01, 2011	12	11,690	15,630	(2,489)	24,843
Comprehensive income:
Net income			3,550		3,550
Minimum pension liability				(628)	(628)
Unrealized loss on cash flow hedges				18	18
Total comprehensive income					2,940
Exercise of stock options	1	493			494
Stock option compensation expense		339			339
Balances at Dec. 31, 2011	$ 13	$ 12,522	$ 19,180	$ (3,099)	$ 28,616